Goodwill, Software and Other Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2021
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Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units
We have three significant CGUs to which goodwill has been allocated. The changes in the carrying amount of goodwill are allocated to each CGU as follows:

		CGUs
$ millions, as at or for the year ended October 31		CIBC FirstCaribbean	Canadian Wealth Management	U.S. Commercial Banking and Wealth Management	Other	Total
2021	Balance at beginning of year	$35	$884	$4,131	$203	$5,253
	Impairment	–	–	–	–	–
	Foreign currency translation adjustments	(3)	–	(293)	(3)	(299)
	Balance at end of year	$32	$884	$3,838	$200	$4,954
2020	Balance at beginning of year	$278	$884	$4,084	$203	$5,449
	Impairment	(248)	–	–	–	(248)
	Foreign currency translation adjustments	5	–	47	–	52
	Balance at end of year	$35	$884	$4,131	$203	$5,253

Schedule of Carrying Amount of Indefinite-lived Intangible Assets
The carrying amount of indefinite-lived intangible assets is provided in the following table:

$ millions, as at or for the year ended October 31		Contract based (1)	Brand name (2)	Total
2021	Balance at beginning of year	$116	$26	$142
	Foreign currency translation adjustments	–	(2)	(2)
	Balance at end of year	$116	$24	$140
2020	Balance at beginning of year	$116	$26	$142
	Foreign currency translation adjustments	–	–	–
	Balance at end of year	$116	$26	$142

(1)	Represents management contracts purchased as part of past acquisitions.
(2)	Acquired as part of the CIBC FirstCaribbean acquisition.

Schedule of Components of Finite-lived Software and Other Intangible Assets
The components of finite-lived software and other intangible assets are as follows:

$ millions, as at or for the year ended October 31		Software (1)	Core deposit intangibles (2)	Contract based (3)	Customer relationships (4)	Total
2021	Gross carrying amount
	Balance at beginning of year	$3,508	$619	$22	$257	$4,406
	Additions	592	–	–	–	592
	Disposals (5)	(19)	–	–	–	(19)
	Adjustments (6)	(20)	(44)	(2)	(18)	(84)
	Balance at end of year	$4,061	$575	$20	$239	$4,895
2020	Balance at end of year	$3,508	$619	$22	$257	$4,406
2021	Accumulated amortization
	Balance at beginning of year	$1,983	$457	$12	$135	$2,587
	Amortization and impairment (5)	408	51	3	25	487
	Disposals (5)	(8)	–	–	–	(8)
	Adjustments (6)	(16)	(33)	(2)	(9)	(60)
	Balance at end of year	$2,367	$475	$13	$151	$3,006
2020	Balance at end of year	$1,983	$457	$12	$135	$2,587
	Net book value
	As at October 31, 2021	$1,694	$100	$7	$88	$1,889
	As at October 31, 2020	$1,525	$162	$10	$122	$1,819

(1)	Includes $659 million (2020: $620 million) of work-in-progress not subject to amortization.
(2)	Acquired as part of the acquisitions of CIBC FirstCaribbean and The PrivateBank.
(3)
Represents a combination of management contracts purchased as part of past acquisitions including The PrivateBank and Geneva Advisors in 2017, as well as Lowenhaupt Global Advisors, LLC (LGA) and Cleary Gull in 2019.

(4)	Represents customer relationships associated with past acquisitions including The PrivateBank and Geneva Advisors in 2017, and LGA in 2019.
(5)	Includes write-offs of fully amortized assets.
(6)	Includes foreign currency translation adjustments .